Cash Flow (Tables)	12 Months Ended
Jun. 30, 2023
Cash Flow Statement [Abstract]
Schedule of cash flow statement adjustments

Adjustments	2023 £’000	2022 £’000	2021 £’000
Depreciation, amortisation and impairment of non-financial assets	£32,927	£28,969	£24,447
Unrealised foreign exchange loss / (gain)	5,441	(9,876)	6,742
Interest income	(3,506)	(184)	(84)
Fair value movement of financial liabilities	(11,828)	842	302
Interest expense	3,469	2,014	2,081
Net gain on disposal of non-current assets (tangibles and intangibles)	(45)	(73)	(36)
Share-based compensation expense	31,058	35,005	24,427
Hyperinflation effect (gain) / loss	(386)	17	189
Research and development tax credit	(5,027)	(2,211)	(2,642)
Loss on derecognition of right-of-use assets sub-leased	—	132	—
Net gain on disposal of right-of-use asset	(1)	(187)	(56)
Fair value movement of financial assets	(2)	(7)	(17)
Grant income	(2,935)	(642)	(503)
Total adjustments	£49,165	£53,799	£54,850

Net changes in working capital	2023 £’000	2022 £’000	2021 £’000
Increase in trade and other receivables	£(3,937)	£(37,006)	£(19,505)
(Decrease)/Increase in trade and other payables	(12,136)	15,236	(1,855)
Net changes in working capital	£(16,073)	£(21,770)	£(21,360)

Schedule of non-cash changes arising from financing activities

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	Non-cash Other £'000	End of the year £'000
2021	331	228	(503)	3	—	59
2022	59	139	(642)	7	—	(437)
2023	(437)	494	(2,935)	1	—	(2,877)